Consolidated Statements Of Stockholders' Equity (Deficit) (USD $) In Thousands	Initial Public Offering [Member] Common Stock [Member]	Initial Public Offering [Member] Additional Paid-In Capital [Member]	Initial Public Offering [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Treasury Stock, At Cost [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 27, 2008				$ 41	$ 189,407	$ (727)	$ (587,698)	$ (1,564)	$ (400,541)
Balance, shares at Dec. 27, 2008				40,977
Net income							35,008		35,008
Other comprehensive income								5,993	5,993
Accretion of Class L preferred return							(104,560)		(104,560)
Issuance of common stock					237				237
Issuance of common stock, shares				124
Share-based compensation expense				1	1,744				1,745
Share-based compensation expense, shares				431
Repurchases of common stock						(387)			(387)
Excess tax benefits from share-based compensation					1,112				1,112
Balance at Dec. 26, 2009				42	192,500	(1,114)	(657,250)	4,429	(461,393)
Balance, shares at Dec. 26, 2009				41,532
Net income							26,861		26,861
Other comprehensive income								9,198	9,198
Accretion of Class L preferred return							(111,026)		(111,026)
Issuance of common stock					141				141
Issuance of common stock, shares				28
Share-based compensation expense					1,461				1,461
Share-based compensation expense, shares				293
Repurchases of common stock						(693)			(693)
Excess tax benefits from share-based compensation					1,110				1,110
Balance at Dec. 25, 2010				42	195,212	(1,807)	(741,415)	13,627	(534,341)
Balance, shares at Dec. 25, 2010				41,853
Net income							34,442		34,442
Other comprehensive income								5,974	5,974
Accretion of Class L preferred return							(45,102)		(45,102)
Conversion of Class L shares into common stock				55	887,786				887,841
Conversion of Class L shares into common stock, shares				55,653
Issuance of common stock	22	389,939	389,961		942				942
Issuance of common stock, shares	22,250			129
Exercise of stock options					266				266
Exercise of stock options, shares				62
Share-based compensation expense					4,632				4,632
Share-based compensation expense, shares				105
Repurchases of common stock						(173)			(173)
Retirement of treasury stock					(1,980)	1,980
Retirement of treasury stock, shares				(558)
Excess tax benefits from share-based compensation					1,494				1,494
Balance at Dec. 31, 2011				$ 119	$ 1,478,291		$ (752,075)	$ 19,601	$ 745,936
Balance, shares at Dec. 31, 2011				119,494